UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
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Check here if Amendment [ ]; Amendment Number:
                                               -----------------

        This Amendment (Check only one):        [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ryan Taylor
Title:  Authorized Signatory
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ Ryan Taylor                London, United Kingdom         February 14, 2013
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    [Signature]                     [City, State]                  [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             11
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Form 13F Information Table Value Total:           $55,484
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                       FORM 13F INFORMATION TABLE
                                                     Quarter Ended December 31, 2012

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                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
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
CME GROUP INC            COM              12572Q105    5,195  102,525 SH       SOLE                102,525
ISHARES INC              MSCI MEX INVEST  464286822    5,053   71,644 SH       SOLE                 71,644
ISHARES INC              MSCI CDA INDEX   464286509    4,699  165,442 SH       SOLE                165,442
ISHARES TR               MSCI EMERG MKT   464287234    4,226   95,293 SH       SOLE                 95,293
ISHARES TR               FTSE CHINA25 IDX 464287184    4,918  121,581 SH       SOLE                121,581
ISHARES TR               RUSSELL 2000     464287655    5,273   62,542 SH       SOLE                 62,542
MARKET VECTORS ETF TR    GOLD MINER ETF   57060U100    2,951   63,614 SH       SOLE                 63,614
SELECT SECTOR SPDR TR    SBI INT-ENERGY   81369Y506    5,213   72,991 SH       SOLE                 72,991
SELECT SECTOR SPDR TR    SBI CONS STPLS   81369Y308    9,462  271,119 SH       SOLE                271,119
SELECT SECTOR SPDR TR    SBI MATERIALS    81369Y100    5,245  139,722 SH       SOLE                139,722
SPDR SERIES TRUST        S&P METALS MNG   78464A755    3,249   72,001 SH       SOLE                 72,001
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